Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventories	Note 6 – Inventories Inventories consist of:
	March 31,	December 31,
	2022	2021
Raw materials	$1,033,171	$818,042
Finished goods	2,054,167	1,735,396
Total	$3,087,338	$2,553,438
Note 5 – Inventories Inventories consist of:
	December 31,	December 31,
	2021	2020
Raw materials	$818,042	$294,522
Finished goods	1,735,396	50,432
Total	$2,553,438	$344,954